SCHEDULE OF OPERATING SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total assets	$ 69,332,632	$ 69,634,050
Total revenues	48,335,553	69,073,374	$ 73,084,448
Cost of revenues	39,809,882	53,038,855	54,705,407
Gross profit	8,525,671	16,034,519	18,379,041
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	44,341,012	62,719,685	66,150,464
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	3,994,541	6,353,689	6,933,984
Clean Energy Equipment [Member]
Segment Reporting Information [Line Items]
Total assets	31,661,860	34,090,599
Total revenues	22,073,207	33,816,111	39,581,383
Cost of revenues	17,538,969	23,492,973	27,713,920
Gross profit	4,534,238	10,323,138	11,867,463
Clean Energy Equipment [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	22,073,207	33,816,111	39,581,383
Clean Energy Equipment [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Digitalization and Integration Equipment [Member]
Segment Reporting Information [Line Items]
Total assets	3,918,168	3,106,241
Total revenues	2,731,568	3,081,230	3,364,644
Cost of revenues	2,113,040	2,521,522	3,154,108
Gross profit	618,528	559,708	210,536
Digitalization and Integration Equipment [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	2,731,568	3,081,230	3,364,644
Digitalization and Integration Equipment [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues
New Energy Production And Operation [Member]
Segment Reporting Information [Line Items]
Total assets	28,022,825	26,031,947
Total revenues	19,536,237	25,822,344	23,204,437
Cost of revenues	19,231,664	25,173,782	22,745,219
Gross profit	304,573	648,562	459,218
New Energy Production And Operation [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	19,536,237	25,822,344	23,204,437
New Energy Production And Operation [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Oil And Gas Engineering Technical Services [Member]
Segment Reporting Information [Line Items]
Total assets	5,729,779	6,405,263
Total revenues	3,994,541	6,353,689	6,933,984
Cost of revenues	926,209	1,850,578	1,092,160
Gross profit	3,068,332	4,503,111	5,841,824
Oil And Gas Engineering Technical Services [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Oil And Gas Engineering Technical Services [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 3,994,541	$ 6,353,689	$ 6,933,984